NUVEEN MULTI CAP VALUE FUND

NUVEEN LARGE CAP VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JANUARY 23, 2026

TO THE PROSPECTUS DATED OCTOBER 31, 2025

Effective January 23, 2026, James T. Stephenson, CFA, has been named a portfolio manager of Nuveen Multi Cap Value Fund and Nuveen Large Cap Value Opportunities Fund. Jujhar Sohi is no longer a portfolio manager of the Funds. Jon D. Bosse, CFA, will continue to serve as portfolio manager for the Funds. There are no changes to the Funds’ investment objectives, principal investment strategies or principal risks.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Stephenson’s relevant experience.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQ-0126P

NUVEEN MULTI CAP VALUE FUND

NUVEEN LARGE CAP VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JANUARY 23, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2025

1.

Effective January 23, 2026, James T. Stephenson, CFA, has been named a portfolio manager of Nuveen Multi Cap Value Fund and Nuveen Large Cap Value Opportunities Fund. Jujhar Sohi is no longer a portfolio manager of the Funds. Jon D. Bosse, CFA, will continue to serve as portfolio manager of the Funds.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

James T. Stephenson*	Nuveen Multi Cap Value Fund	A

	Nuveen Large Cap Value Opportunities Fund	A

*  Information is as of December 31, 2025.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQSAI-0126P